Document and Entity Information	Apr. 28, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Apr. 28, 2023
Entity Registrant Name	Peak Bio, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39951
Entity Tax Identification Number	85-2448157
Entity Address, Address Line One	4900 Hopyard Road
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Pleasanton
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94588
City Area Code	925
Local Phone Number	463-4800
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	PKBO
Security Exchange Name	NONE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This Amendment No. 1 to the Current Report on Form 8-K originally filed on May 1, 2023 (the “Original Form 8-K”) is being filed by Peak Bio, Inc. (the “Company”) solely to correct the following items disclosed in Item 1.01 of the Original 8-K due to administrative errors: (i) the aggregate number of Warrants (as defined below) issued by the Company, (ii) the number of shares of the Company’s common stock underlying the Placement Agent Warrant (as defined below) issued by the Company and (iii) the amount of the Placement Agent (as defined below) commission. All other disclosures and exhibits of the Original Form 8-K remain unchanged.
Entity Central Index Key	0001834645